Leases - Schedule of Future Minimum Lease Payment (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2019 (remaining nine months)	$ 62	$ 85
2020	7	7
Total undiscounted minimum future lease payments	69	$ 92
Less Imputed interest	(3)
Present value of lease liabilities	$ 66